SCHEDULE OF FAIR VALUE ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Marketable Securities	$ 380,000	$ 31,000	$ 44,044
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Marketable Securities	0	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Marketable Securities	$ 0	$ 0	$ 0